Document and Entity Information	Apr. 30, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2024
Registrant Name	Variable Insurance Products Fund III
Central Index Key	0000927384
Investment Company Type	N-1A
Amendment Flag	false